Accounts Receivable and Other - Components of Trade Accounts Receivable, Net (Detail) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Noncancelable Obligations Future Minimum Payments Due [Line Items]
Trade accounts receivable, gross	$ 237,013	$ 201,354
Reserves for sales deductions:
Chargebacks	(22,792)	(20,789)
Customer rebates	(32,005)	(31,774)
Other sales deductions	(62,288)	(37,547)
Allowance for doubtful accounts	(118)	(114)
Trade accounts receivable, net	$ 119,810	$ 111,130